Taxes to Recover - Summary of estimated recovery of ICMS assets (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	R$ 914,066
Up to 1 Year
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	474,276
From 1 to 2 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	283,035
From 2 to 3 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	58,602
From 3 to 5 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	45,059
From 5 to 7 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	22,666
From 7 to 10 Years
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	R$ 30,428